Segment Information - Reconciliation of Segment Profit to Profit Before Tax from Continuing Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from external customers	¥ 207,182	¥ 167,147	¥ 140,704
Segment profit	16,110	25,078	19,897
Depreciation and amortization expenses	11,135	7,149	5,100
Financial income	413	257	87
Financial costs	(519)	(26)	(65)
Share of loss of associates and joint ventures	(11,148)	(6,321)	(833)
Loss on foreign currency transactions, net	(902)	(818)	(43)
Other non-operating income	869	1,963	9
Other non-operating expenses	(1,469)	(1,988)	(1,062)
Profit before tax from continuing operations	3,354	18,145	17,990
Core business [member]
Disclosure of operating segments [line items]
Revenue from external customers	178,398	149,156	130,405
Strategic business [member]
Disclosure of operating segments [line items]
Revenue from external customers	28,784	17,991	10,299
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue from external customers	207,182	167,147	140,704
Segment profit	(8,372)	16,576	24,386
Depreciation and amortization expenses	11,135	7,149	5,100
Operating Segments [Member] | Core business [member]
Disclosure of operating segments [line items]
Revenue from external customers	178,398	149,156	130,405
Segment profit	26,559	34,250	29,129
Depreciation and amortization expenses	8,832	6,252	4,431
Operating Segments [Member] | Strategic business [member]
Disclosure of operating segments [line items]
Revenue from external customers	28,784	17,991	10,299
Segment profit	(34,931)	(17,674)	(4,743)
Depreciation and amortization expenses	2,303	897	669
Corporate adjustments [member]
Disclosure of operating segments [line items]
Segment profit	¥ 24,482	¥ 8,502	¥ (4,489)